Document And Entity Information	Jul. 15, 2021
Document Information [Line Items]
Entity, Registrant Name	ION Geophysical Corporation
Document, Type	8-K
Document, Period End Date	Jul. 15, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-12691
Entity, Tax Identification Number	22-2286646
Entity, Address, Address Line One	2105 CityWest Blvd., Suite 100
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77042-2855
City Area Code	281
Local Phone Number	933-3339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IO
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000866609